Portfolio of investments—May 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 20.11%
FNMA%%	5.50%	6-13-2053	$1,400,000	$1,399,125
FNMA	6.21	8-6-2038	95,000	116,322
GNMA%%	2.00	6-20-2053	525,000	445,019
GNMA%%	2.50	6-20-2053	760,000	664,896
GNMA%%	3.00	6-20-2053	740,000	665,986
GNMA%%	5.00	6-20-2053	900,000	888,803
Resolution Funding Corp. Principal STRIPS¤	0.00	4-15-2030	310,000	235,043
TVA	3.50	12-15-2042	220,000	185,044
Total agency securities (Cost $4,627,718)				4,600,238
Asset-backed securities: 25.11%
Auburn CLO Ltd. Series 2017-1A Class A2A (3 Month LIBOR +1.62%)144A±	6.87	10-20-2030	250,000	244,483
Carlyle U.S. CLO Ltd. Series 2017-2A Class A2R (3 Month LIBOR +1.60%)144A±	6.85	7-20-2031	250,000	241,629
Carvana Auto Receivables Trust Series 2019-2A Class D144A	3.28	1-15-2025	61,552	61,400
DB Master Finance LLC Series 2021-1A Class A23144A	2.79	11-20-2051	300,425	239,678
Dryden 78 CLO Ltd. Series 2020-78A Class A (3 Month LIBOR +1.18%)144A±	6.44	4-17-2033	400,000	392,779
DT Auto Owner Trust Series 2021-3A Class B144A	0.58	11-17-2025	327,574	322,895
ECMC Group Student Loan Trust Series 2018-1A Class A (1 Month LIBOR +0.75%)144A±	5.89	2-27-2068	199,192	193,568
FIGRE Trust Series 2023-HE1 Class A	5.85	3-25-2053	189,160	186,530
Madison Park Funding XLVI Ltd. Series 2020-46A Class B1R (3 Month LIBOR +1.65%)144A±	6.91	10-15-2034	500,000	480,951
MF1 Ltd. Series 2022-FL8 Class C (30 Day Average U.S. SOFR +2.20%)144A±	7.12	2-19-2037	250,000	232,854
Neuberger Berman Loan Advisers CLO 25 Ltd. Series 2017-25A Class BR (3 Month LIBOR +1.35%)144A±	6.61	10-18-2029	250,000	241,834
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3144A	2.80	1-20-2051	250,000	225,635
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R (3 Month LIBOR +1.00%)144A±	6.25	3-17-2030	239,853	236,495
OneMain Financial Issuance Trust Series 2018-2A Class A144A	3.57	3-14-2033	217,842	214,338
Pagaya AI Debt Selection Trust Series 2021-1 Class A144A	1.18	11-15-2027	14,180	14,120
PFS Financing Corp. Series 2021-A Class A144A	0.71	4-15-2026	300,000	286,357
Taco Bell Funding LLC Series 2016-1A Class A23144A	4.97	5-25-2046	235,000	228,079
THL Credit Wind River CLO Ltd. Series 2018-2A Class A2 (3 Month LIBOR +1.45%)144A±	6.71	7-15-2030	409,000	397,468
Wendy’s Funding LLC Series 2021-1A Class A2II144A	2.78	6-15-2051	245,625	197,967
Westlake Automobile Receivables Trust Series 2021-1A Class C144A	0.95	3-16-2026	415,000	404,587
Westlake Automobile Receivables Trust Series 2020-1A Class D144A	2.80	6-16-2025	286,214	283,169
Wingstop Funding LLC Series 2020-1A Class A2144A	2.84	12-5-2050	246,875	214,474
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	245,625	204,957
Total asset-backed securities (Cost $6,053,055)				5,746,247
See accompanying notes to portfolio of investments
Allspring Managed Account | 1

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 13.24%
Communications: 0.87%
Media: 0.87%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50%	8-15-2030	$150,000	$123,473
CSC Holdings LLC144A	4.63	12-1-2030	60,000	25,648
Scripps Escrow II, Inc.144A	5.38	1-15-2031	70,000	48,868
				197,989
Consumer, cyclical: 1.34%
Airlines: 0.20%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	50,000	46,479
Auto manufacturers: 0.48%
General Motors Financial Co., Inc.	5.85	4-6-2030	110,000	108,914
Home builders: 0.20%
KB Home	4.80	11-15-2029	50,000	45,707
Retail: 0.46%
Michaels Cos., Inc.144A	7.88	5-1-2029	50,000	30,722
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	50,000	44,993
Walgreens Boots Alliance, Inc.	4.80	11-18-2044	35,000	29,170
				104,885
Consumer, non-cyclical: 0.84%
Commercial services: 0.84%
Global Payments, Inc.	5.95	8-15-2052	25,000	23,306
Howard University Series 22A	5.21	10-1-2052	30,000	25,396
MPH Acquisition Holdings LLC144A	5.50	9-1-2028	60,000	47,838
PECF USS Intermediate Holding III Corp.144A	8.00	11-15-2029	50,000	25,875
Upbound Group, Inc.144A	6.38	2-15-2029	80,000	70,434
				192,849
Energy: 1.73%
Oil & gas: 0.87%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	160,000	154,828
Apache Corp.	5.35	7-1-2049	60,000	45,726
				200,554
Pipelines: 0.86%
Energy Transfer LP	5.00	5-15-2050	50,000	40,901
Harvest Midstream I LP144A	7.50	9-1-2028	70,000	66,935
Rockies Express Pipeline LLC144A	4.95	7-15-2029	50,000	44,863
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	50,000	43,436
				196,135
See accompanying notes to portfolio of investments
2 | Allspring Managed Account

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 5.78%
Banks: 1.35%
Citigroup, Inc. Series T (U.S. SOFR 3 Month +4.78%)ʊ±	6.25%	12-29-2049	$50,000	$48,376
Morgan Stanley (U.S. SOFR +1.20%)±	2.51	10-20-2032	150,000	121,763
Morgan Stanley (U.S. SOFR +2.62%)±	5.30	4-20-2037	45,000	42,846
Wells Fargo & Co. (U.S. SOFR +1.32%)±	3.91	4-25-2026	100,000	97,312
				310,297
Diversified financial services: 0.97%
Charles Schwab Corp.	3.20	1-25-2028	65,000	59,042
OneMain Finance Corp.	7.13	3-15-2026	170,000	162,549
				221,591
Insurance: 1.53%
Hill City Funding Trust144A	4.05	8-15-2041	100,000	66,680
Maple Grove Funding Trust I144A	4.16	8-15-2051	100,000	70,083
MetLife, Inc.	5.00	7-15-2052	115,000	104,572
National Life Insurance Co. (3 Month LIBOR +3.31%)144A±	5.25	7-19-2068	40,000	37,416
OneAmerica Financial Partners, Inc.144A	4.25	10-15-2050	25,000	17,723
Transatlantic Holdings, Inc.	8.00	11-30-2039	43,000	53,058
				349,532
REITS: 1.93%
Brandywine Operating Partnership LP	7.55	3-15-2028	90,000	76,633
EPR Properties	3.60	11-15-2031	25,000	19,106
EPR Properties	3.75	8-15-2029	35,000	27,756
Omega Healthcare Investors, Inc.	3.63	10-1-2029	150,000	122,719
Sabra Health Care LP	5.13	8-15-2026	125,000	118,350
Service Properties Trust	4.35	10-1-2024	80,000	76,727
				441,291
Industrial: 1.76%
Aerospace/defense: 0.15%
Boeing Co.	5.81	5-1-2050	35,000	34,265
Building materials: 0.37%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	90,000	84,834
Miscellaneous manufacturing: 0.14%
General Electric Co. Series D (3 Month LIBOR +3.33%)ʊ±	8.20	12-29-2049	32,000	31,856
Packaging & containers: 0.94%
AptarGroup, Inc.	3.60	3-15-2032	150,000	128,102
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	100,000	86,495
				214,597
Trucking & leasing: 0.16%
Fortress Transportation & Infrastructure Investors LLC144A	6.50	10-1-2025	38,000	36,906
See accompanying notes to portfolio of investments
Allspring Managed Account | 3

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Technology: 0.70%
Computers: 0.54%
Fortinet, Inc.	2.20%	3-15-2031		$150,000	$122,780
Software: 0.16%
Fidelity National Information Services, Inc.	5.63	7-15-2052		40,000	37,720
Utilities: 0.22%
Gas: 0.22%
Southern California Gas Co.	5.20	6-1-2033		50,000	49,735
Total corporate bonds and notes (Cost $3,427,364)					3,028,916
Foreign corporate bonds and notes: 6.04%
Basic materials: 0.39%
Forest products & paper: 0.39%
Ahlstrom Holding 3 Oy144A	3.63	2-4-2028	EUR	100,000	89,788
Communications: 1.76%
Media: 0.65%
Tele Columbus AG144A	3.88	5-2-2025	EUR	100,000	71,349
Ziggo Bond Co. BV144A	3.38	2-28-2030	EUR	100,000	76,537
					147,886
Telecommunications: 1.11%
SES SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.19%)144Aʊ±	2.88	5-27-2026	EUR	100,000	87,630
Tele2 AB144A	0.75	3-23-2031	EUR	200,000	167,692
					255,322
Consumer, cyclical: 0.45%
Auto manufacturers: 0.45%
Stellantis NV144A	2.00	3-20-2025	EUR	100,000	103,495
Consumer, non-cyclical: 0.90%
Agriculture: 0.51%
BAT International Finance PLC144A	2.25	1-16-2030	EUR	130,000	115,977
Food: 0.39%
Sigma Holdco BV144A	5.75	5-15-2026	EUR	100,000	88,988
Energy: 0.46%
Oil & gas: 0.46%
Petroleos Mexicanos144A	3.75	2-21-2024	EUR	100,000	104,752
Financial: 0.90%
Banks: 0.90%
Deutsche Bank AG (3 Month EURIBOR +2.95%)144A±	5.00	9-5-2030	EUR	200,000	206,318
See accompanying notes to portfolio of investments
4 | Allspring Managed Account

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Industrial: 0.75%
Engineering & construction: 0.37%
Cellnex Finance Co. SA144A	2.00%	9-15-2032	EUR	100,000	$84,670
Packaging & containers: 0.38%
Canpack SA/Canpack U.S. LLC144A	2.38	11-1-2027	EUR	100,000	85,637
Utilities: 0.43%
Electric: 0.43%
RWE AG144A	2.75	5-24-2030	EUR	100,000	99,000
Total foreign corporate bonds and notes (Cost $1,688,555)					1,381,833
Foreign government bonds: 13.64%
Brazil Letras do Tesouro Nacional¤	0.00	7-1-2024	BRL	2,900,000	504,871
Bundesobligation144A	1.30	10-15-2027	EUR	995,000	1,020,184
French Republic144A	0.75	2-25-2028	EUR	1,035,000	1,015,152
Malaysia	3.88	3-14-2025	MYR	975,000	213,302
Spain¤	0.00	1-31-2028	EUR	395,000	368,524
Total foreign government bonds (Cost $3,145,982)					3,122,033

	Shares
Investment companies: 2.01%
Exchange-traded funds: 2.01%
Xtrackers USD High Yield Corporate Bond ETF	13,500	459,135
Total investment companies (Cost $457,244)		459,135

			Principal
Non-agency mortgage-backed securities: 8.14%
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	$250,000	217,629
Cascade Funding Mortgage Trust Series 2018-RM2 Class B144A±±	4.00	10-25-2068	298,454	283,602
CFMT LLC Series 2021-HB7 Class M2144A±±	2.68	10-27-2031	250,000	228,577
FREMF Mortgage Trust Series 2019-KF70 Class B (1 Month LIBOR +2.30%)144A±	7.36	9-25-2029	76,889	72,583
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	137,387	115,979
JP Morgan Mortgage Trust Series 2020-1 Class A15144A±±	3.50	6-25-2050	85,392	75,747
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	250,000	199,419
Residential Mortgage Loan Trust Series 2019-3 Class A3144A±±	3.04	9-25-2059	38,655	36,695
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1144A±±	1.03	11-25-2055	79,614	69,931
Towd Point Mortgage Trust Series 2019-HY3 Class A2 (1 Month LIBOR +1.30%)144A±	6.44	10-25-2059	150,000	144,746
Towd Point Mortgage Trust Series 2020-4 Class A2144A	2.50	10-25-2060	350,000	272,985
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	80,018	70,855
Verus Securitization Trust Series 2021-R3 Class A2144A±±	1.28	4-25-2064	82,582	73,265
Total non-agency mortgage-backed securities (Cost $2,164,865)				1,862,013
U.S. Treasury securities: 13.22%
U.S. Treasury Bonds	2.25	5-15-2041	550,000	425,348
See accompanying notes to portfolio of investments
Allspring Managed Account | 5

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bonds	3.63%	2-15-2053	$140,000	$134,466
U.S. Treasury Bonds	3.63	5-15-2053	80,000	76,975
U.S. Treasury Bonds	3.88	2-15-2043	80,000	78,525
U.S. Treasury Notes##	3.38	5-15-2033	635,000	621,407
U.S. Treasury Notes	3.50	4-30-2028	120,000	118,472
U.S. Treasury Notes##	3.75	5-31-2030	445,000	446,390
U.S. Treasury Notes##	3.88	4-30-2025	1,135,000	1,122,630
Total U.S. Treasury securities (Cost $3,167,342)				3,024,213
Yankee corporate bonds and notes: 5.16%
Basic materials: 0.39%
Chemicals: 0.39%
Westlake Corp.	1.63	7-17-2029	100,000	89,418
Consumer, cyclical: 0.34%
Airlines: 0.34%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	80,000	76,655
Consumer, non-cyclical: 0.55%
Healthcare-products: 0.44%
Danaher Corp.	2.50	3-30-2030	100,000	100,560
Pharmaceuticals: 0.11%
Pfizer Investment Enterprises Pte. Ltd.	4.45	5-19-2028	25,000	24,907
Financial: 2.77%
Banks: 1.51%
Itau Unibanco Holding SA144A	3.25	1-24-2025	200,000	193,873
Macquarie Bank Ltd. (5 Year Treasury Constant Maturity +1.70%)144A±	3.05	3-3-2036	200,000	150,903
				344,776
Diversified financial services: 0.86%
Brookfield Finance, Inc.	3.90	1-25-2028	75,000	70,119
CI Financial Corp.	4.10	6-15-2051	200,000	119,670
Unifin Financiera SAB de CV144A†	9.88	1-28-2029	250,000	6,683
				196,472
Insurance: 0.40%
Athene Global Funding144A	0.37	9-10-2026	100,000	92,765
Utilities: 1.11%
Electric: 1.11%
Comision Federal de Electricidad144A	3.88	7-26-2033	200,000	152,510
Duke Energy Corp.	3.10	6-15-2028	100,000	101,828
				254,338
Total yankee corporate bonds and notes (Cost $1,509,592)				1,179,891
See accompanying notes to portfolio of investments
6 | Allspring Managed Account

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 1.76%
Dominican Republic144A	4.88%	9-23-2032	$230,000	$192,910
Mexico	6.35	2-9-2035	200,000	210,755
Total yankee government bonds (Cost $436,013)				403,665

	Yield	Shares
Short-term investments: 12.46%
Investment companies: 9.48%
Allspring Government Money Market Fund Select Class♠∞##	5.01	2,168,175	2,168,175

				Principal
U.S. Treasury securities: 2.98%
U.S. Treasury Bills☼		4.92	7-25-2023	$345,000	342,331
U.S. Treasury Bills☼		5.09	8-31-2023	345,000	340,419
					682,750
Total short-term investments (Cost $2,851,003)					2,850,925
Total investments in securities (Cost $29,528,733)	120.89%				27,659,109
Other assets and liabilities, net	(20.89)				(4,778,987)
Total net assets	100.00%				$22,880,122

%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated for when-issued securities.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
BRL	Brazilian real
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority
See accompanying notes to portfolio of investments
Allspring Managed Account | 7

Portfolio of investments—May 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,224,726	$11,481,572	$(10,538,123)	$0	$0	$2,168,175	2,168,175	$27,444
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	46,717	EUR	43,920	Citibank N.A.	6-30-2023	$0	$(305)
USD	4,402,288	EUR	4,068,000	Citibank N.A.	6-30-2023	46,950	0
EUR	90,000	USD	98,554	Citibank N.A.	6-30-2023	0	(2,197)
EUR	25,000	USD	27,462	Citibank N.A.	6-30-2023	0	(696)
USD	32,685	EUR	30,000	Citibank N.A.	6-30-2023	565	0
USD	33,036	EUR	30,000	Citibank N.A.	6-30-2023	917	0
EUR	85,000	USD	91,868	Citibank N.A.	6-30-2023	0	(864)
EUR	3,928,000	USD	4,199,032	Citibank N.A.	6-30-2023	6,417	0
EUR	41,398	USD	44,251	Citibank N.A.	6-30-2023	72	0
JPY	6,140,524	USD	46,717	Citibank N.A.	6-30-2023	0	(2,454)
USD	44,251	JPY	6,140,524	Citibank N.A.	6-30-2023	0	(13)
USD	4,218,727	EUR	3,928,000	Citibank N.A.	9-29-2023	0	(7,281)
USD	44,073	EUR	41,807	Citibank N.A.	9-29-2023	0	(905)
JPY	6,140,524	USD	44,073	Citibank N.A.	9-29-2023	825	0
						$55,746	$(14,715)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra 10-Year U.S. Treasury Notes	8	9-20-2023	$957,449	$963,625	$6,176	$0
2-Year U.S. Treasury Notes	50	9-29-2023	10,306,720	10,291,406	0	(15,314)
5-Year U.S. Treasury Notes	20	9-29-2023	2,183,937	2,181,563	0	(2,374)
Ultra Long Term U.S. Treasury Bond	10	9-20-2023	1,350,956	1,368,750	17,794	0
Short
10-Year Euro	(5)	9-7-2023	(722,194)	(723,218)	0	(1,024)
2-Year Euro	(2)	9-7-2023	(226,123)	(226,222)	0	(99)
5-Year Euro	(4)	9-7-2023	(501,565)	(502,212)	0	(647)
10-Year U.S. Treasury Notes	(13)	9-20-2023	(1,484,923)	(1,488,094)	0	(3,171)
U.S. Long Bond	(2)	9-20-2023	(253,596)	(256,687)	0	(3,091)
					$23,970	$(25,720)
See accompanying notes to portfolio of investments
8 | Allspring Managed Account

Notes to portfolio of investments—May 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Allspring Managed Account | 9

Notes to portfolio of investments—May 31, 2023 (unaudited)
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$4,600,238	$0	$4,600,238
Asset-backed securities	0	5,746,247	0	5,746,247
Corporate bonds and notes	0	3,028,916	0	3,028,916
Foreign corporate bonds and notes	0	1,381,833	0	1,381,833
Foreign government bonds	0	3,122,033	0	3,122,033
Investment companies	459,135	0	0	459,135
Non-agency mortgage-backed securities	0	1,862,013	0	1,862,013
U.S. Treasury securities	3,024,213	0	0	3,024,213
Yankee corporate bonds and notes	0	1,179,891	0	1,179,891
Yankee government bonds	0	403,665	0	403,665
Short-term investments
Investment companies	2,168,175	0	0	2,168,175
U.S. Treasury securities	682,750	0	0	682,750
	6,334,273	21,324,836	0	27,659,109
Forward foreign currency contracts	0	55,746	0	55,746
Futures contracts	23,970	0	0	23,970
Total assets	$6,358,243	$21,380,582	$0	$27,738,825

Liabilities
Forward foreign currency contracts	$0	$14,715	$0	$14,715
Futures contracts	25,720	0	0	25,720
Total liabilities	$25,720	$14,715	$0	$40,435
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of May 31, 2023, $220,000 was segregated as cash collateral for these open futures contracts.
For the nine months ended May 31, 2023, the Fund did not have any transfers into/out of Level 3.
10 | Allspring Managed Account